Related Party Transactions Related Party Transactions - Advisor (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Expenses from transactions with related party		$ 5,454	$ 0	$ 0
Advisory Agreement
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 6,165	20,301	26,232	11,776
Advisory Agreement | Acquisition Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party	148	1,344	2,342	1,247
Advisory Agreement | Due Diligence Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party	30	583	464	208
Advisory Agreement | Asset Management Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party	5,089	15,573	19,239	4,601
Advisory Agreement | OP Units Distribution
Related Party Transaction [Line Items]
Expenses from transactions with related party	460	1,373	1,866	1,820
Advisory Agreement | Class B Unit Distribution
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 438	$ 1,409	$ 1,576	$ 625